Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended			12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2009
Revenues:
Oil sales	$ 28,998	$ 15,609	$ 5,729	$ 36,813	$ 16,853
Natural gas sales	353	658	743	1,218	1,418
Realized gain (loss) on derivatives, net	769	(715)	(350)	(2,157)	(90)
Unrealized gain (loss) on derivatives, net	9,741	1,046	(147)	3,437	(707)
Total Revenues	39,861	16,598	5,975	39,311	17,474
Operating costs and expenses:
Lease operating expenses	4,725	3,550	2,431	8,491	6,237
Oil and gas production taxes	713	656	269	1,869	822
Dry holes and abandonments of unproved properties		772		813	1,418
Geological and geophysical				172	394
Depreciation, depletion and amortization	4,709	2,418	2,552	7,160	5,851
Accretion of discount on asset retirement obligations	57	32	58	78	127
General and administrative	4,869	534	704	1,924	982
Impairment of proved oil and gas properties			9,208		1,886
Total operating costs and expenses	15,073	7,962	15,222	20,507	17,717
Income (loss) from operations	24,788	8,636	(9,247)	18,804	(243)
Other income (expense):
Interest income and other	5	62	35	216	218
Interest expense	(703)	(237)	(2)	(578)	(98)
Gain on sale of assets		1,209		1,621	354
Equity-based compensation	(2,690)			(1,671)
Other revenue and expenses, net		576	118	576	847
Total other income (expense)	(698)	1,610	151	164	1,321
Income before income taxes			(9,096)	18,968	1,078
Income tax expense - current
Income tax expense benefit - deferred
Total income tax (expense) benefit
Net income (loss)	24,090	10,246	(9,096)	18,968	1,078	2,984
Computation of net income (loss) per limited partner unit:
General partners' interest in net income (loss)	477	203	(182)	379	22
Limited partners' interest in net income (loss)	23,613	10,043	(8,914)	18,589	1,056
Net income (loss) per limited partner unit (basic and diluted)	$ 1.33	$ 0.57	$ (0.51)	$ 1.05	$ 0.06
Weighted average limited partner units outstanding: (basic and diluted)	17,790	17,640	17,640	17,640	17,640
Mid-Con Energy Corporation [Member]
Revenues:
Oil sales						10,246
Natural gas sales						2,172
Realized gain (loss) on derivatives, net						(669)
Unrealized gain (loss) on derivatives, net						1,679
Total Revenues						13,428
Operating costs and expenses:
Lease operating expenses						5,369
Oil and gas production taxes						631
Dry holes and abandonments of unproved properties
Geological and geophysical						507
Depreciation, depletion and amortization						2,293
Accretion of discount on asset retirement obligations						78
General and administrative						1,767
Impairment of proved oil and gas properties
Total operating costs and expenses						10,645
Income (loss) from operations						2,783
Other income (expense):
Interest income and other						118
Interest expense						(93)
Gain on sale of assets						1
Equity-based compensation
Other revenue and expenses, net						298
Total other income (expense)						324
Income before income taxes						3,107
Income tax expense - current						(625)
Income tax expense benefit - deferred						502
Total income tax (expense) benefit						(123)
Net income (loss)						$ 2,984